Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Unsecured Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	4,000	(4,000)	-	-
Amortization (Note 12)	-	-	303	303
Partial extinguishment of debt	-	-	(200)	(200)
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 12)	-	-	322	322
Balance, December 31, 2016	4,000	(4,000)	425	425

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	4,000
Consideration allocated to repurchase BCF	(200)
Balance, December 31, 2015	3,800
Balance, December 31, 2016	3,800

Unsecured Revolving Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	11,765	(11,765)	-	-
Amortization (Note 12)	-	-	31	31
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 12)	-	-	841	841
Balance, December 31, 2016	21,165	(21,165)	872	872

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	11,765
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, December 31, 2016	21,165